Income Taxes - Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate	$ (420,544)	$ (28,630)	$ (57,008)
Tax effect of:
Nondeductible compensation	539	756	1,545
State taxes, net of federal tax benefit	(17,502)	(5,108)	(10,902)
Valuation allowance on deferred tax assets	282,869	8,086	10,103
Other	193	207	105
Total	$ (154,445)	$ (24,689)	$ (56,157)